Jul-30-03 03:22pm From- T-520 P.003/003 F-751

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028301

Cert NYS

1-13971

NYSE

RECD S.E.C.
JUL 3 0 2003
08:

July 30, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 05 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MERRILL LYNCH DEPOSITOR, INC., PPLUS Class A 5.75% Trust Certificates Series GSG-2 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 30, 2003. Tentative listing date -- Not yet determined.

Sincerely,

[signature]